Liquidity and Going Concern Considerations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Outstanding balance	$ 3,949,239	$ 4,410,974
Cash and cash equivalents	718,684	734,747	$ 528,933	$ 605,467
Current and non-current restricted cash	54,282
Working capital surplus	$ 267,930
Number of terminated drilling contracts	5
Number of postponed drilling units	6
Repayment of debt	$ 215,279	61,179	$ 1,862,250
Substantial Doubt about Going Concern, Conditions or Events	The Company expects that during the fourth quarter of 2017, will be in breach of the maximum leverage ratio covenant requirement for the Secured Term Loan B Facilities and will require additional cash liquidity in order to cure the covenant and remain in compliance, otherwise the Secured Term Loan B Facilities will be callable and payable in full.
Substantial Doubt about Going Concern, Management's Evaluation	The Company does not believe that cash on hand, following the repayment of $459,723 in relation to Drill Rigs Senior Notes, and cash generated from operations, will be sufficient to meet the maximum leverage ratio covenant requirement for the Secured Term Loan B Facilities. In addition, the current market conditions will not allow the Company to improve its liquidity position through the sale of any of its drilling units, access to equity offerings, debt refinancing or a combination thereof, over the next year following the date of the issuance of these financial statements.
Secured Term Loan B Facilities
Debt Instrument [Line Items]
Outstanding balance	$ 3,100,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Outstanding balance	459,723	$ 607,742
Repayment of debt	$ 459,723